Share-Based Payments - Narrative (Details) R / shares in Units, R in Millions				12 Months Ended	103 Months Ended
	Jan. 15, 2019 shares	Jun. 25, 2013 ZAR (R)	Mar. 20, 2013	Jun. 30, 2019 shares R / shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares
Phoenix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disposal of operations, percent			30.00%
Disposal group ownership interest disposed, free-carry allocation percentage			5.00%
Fair value expensed | R		R 23
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares				R 28.29
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)				27,720,640	27,720,640
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised				60,011,669	60,011,669
Number of shares issued					37,546,904
Share appreciation rights | 2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)				6,713,044	6,713,044	9,847,860	12,476,697
Participation units | Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)				6,819,025	6,819,025	0	0
Vesting period (in years)	3 years
Number of participation units awarded to each beneficiary under scheme	225